STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 24, 2020	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 1.6	$ 1.3
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	14 months
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
2020 Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized (in shares)		9,300,000